PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES

NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES

21.1. Provisions

The following tables show the detail of the provisions:

As of December 31, 2022

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings(1)	guarantees(2)	commitments	contracts(3)	Total
In millions of COP
Balance at January 1, 2022	35,815	15,340	31,111	204,655	1,096	288,017
Net provisions recognized during the period	18,958	92,739	(14,716)	48,727	1,666	147,374
Provisions used during the period	(8,863)	(23,082)	-	-	-	(31,945)
Translation adjustment	(1,733)	-	106	12,023	-	10,396
Effect of discounted cash flows	3,400	-	-	-	-	3,400
Final balance at December 31, 2022	47,577	84,997	16,501	265,405	2,762	417,242
(1)	Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,002.
(2)	The balance corresponds mainly to financial guarantees in Bancolombia S.A.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

As of December 31, 2021

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments	contracts	Total
In millions of COP
Balance at January 1, 2021	35,640	2,399	23,035	285,198	325	346,597
Net provisions recognized during the period	4,253	13,441	7,976	(92,567)	771	(66,126)
Provisions used during the period	(5,587)	(500)	-	-	-	(6,087)
Translation adjustment	158	-	100	12,024	-	12,282
Effect of discounted cash flows	1,351	-	-	-	-	1,351
Final balance at December 31, 2021	35,815	15,340	31,111	204,655	1,096	288,017
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.

The following table shows the changes in the provision for financial guarantees and loan commitments:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2022	135,173	59,777	40,816	235,766
Transfers	(67,422)	29,026	3,585	(34,811)
Transfer to stage 1	(35,635)	(52,998)	(21,134)	(109,767)
Transfer to stage 2	(26,264)	98,422	(16,183)	55,975
Transfer to stage 3	(5,523)	(16,398)	40,902	18,981
Provisions recognized during the period	256,849	27,618	19,894	304,361
Provisions reversed during the period	(174,416)	(38,657)	(22,466)	(235,539)
Translation adjustment	7,188	4,847	94	12,129
Balance at December 31, 2022	157,372	82,611	41,923	281,906

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2021	192,597	75,135	40,501	308,233
Transfers	(77,194)	3,221	42,737	(31,236)
Transfer to stage 1	(45,706)	(65,020)	(15,063)	(125,789)
Transfer to stage 2	(23,860)	87,990	(16,801)	47,329
Transfer to stage 3	(7,628)	(19,749)	74,601	47,224
Provisions recognized during the period	241,953	32,694	59,949	334,596
Provisions reversed during the period	(229,798)	(55,735)	(102,418)	(387,951)
Translation adjustment	7,615	4,462	47	12,124
Balance at December 31, 2021	135,173	59,777	40,816	235,766

Judicial proceedings

Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments estimated to be made in connection with these proceedings will not generate significant losses in addition to the provisions recognized as of December 31, 2022 and 2021. In addition, the Bank does not expect to obtain any reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.

Onerous contracts

For the Bank, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Financial guarantees

As of December 31, 2022

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	757,658
Guarantees greater than 1 month and up to 3 months	1,286,137
Guarantees greater than 3 months and up to 1 years	5,695,172
Guarantees greater than 1 year and up to 3 years(1)	3,660,806
Guarantees greater than 3 years and up to 5 years(1)	134,611
Guarantees greater than 5 years(2)	90,530
Total	11,624,914
(1)	Mainly due to the opening of operations with the following economic sectors: private, energy, financial, among others.
(2)	Mainly due to the change in the duration of a guarantee in the private sector.

As of December 31, 2021

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	620,120
Guarantees greater than 1 month and up to 3 months	1,051,714
Guarantees greater than 3 months and up to 1 years (1)	5,616,089
Guarantees greater than 1 year and up to 3 years (2)	1,513,774
Guarantees greater than 3 years and up to 5 years	84,273
Guarantees greater than 5 years	150,494
Total	9,036,464
(1)	Mainly due to the change in duration for COP 2,505,284 and the opening of guarantees for COP 880,388 that expire in 2022, with the following economic sectors: Energy services and the private sector.
(2)	Mainly due to the change in duration for COP 3,056,310 and the opening of guarantees for COP 812,403 that expire in 2022, with the economic sector of financial services.

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and does not reflect expected results.

The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 month Basel PD range and year-end stage classification.

As of December 31, 2022

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	10,455,243	16	12,260	-	-	-	10,467,503	16
Acceptable risk	> 3.11% - 11.15%	870,154	53	177,050	2	-	-	1,047,204	55
Appreciable risk	> 11.15% - 72.75%	74,329	2	12,930	2	307	-	87,566	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	22,641	16,426	22,641	16,426
Total		11,399,726	71	202,240	4	22,948	16,426	11,624,914	16,501

As of December 31, 2021

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	8,638,607	15	31,477	2	-	-	8,670,084	17
Acceptable risk	> 3.11% - 11.15%	189,644	18	30,634	1	-	-	220,278	19
Appreciable risk	> 11.15% - 72.75%	434	-	-	-	-	-	434	-
Significant risk	> 72.75% - 89.89%	-	-	-	-	140,520	30,748	140,520	30,748
Bad risk	> 89.89% - 100%	-	-	4,206	11	942	316	5,148	327
Total		8,828,685	33	66,317	14	141,462	31,064	9,036,464	31,111

21.2. Contingent liabilities

Judicial or administrative proceedings involving Bancolombia and its subsidiaries representing a value greater than USD 7,090 are listed below.

We have also included a discussion of some proceedings in which the claims are below this monetary threshold, or that were previously disclosed, so as  to provide an update on these proceedings.

BANCOLOMBIA S.A.

Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.

On November 3, 2022, Bancolombia was informed of a lawsuit in which the plaintiff contends that a loan agreement is in place between the partiers, rather than a lease. The plaintiffs also requested that the purchase and sale agreement be rescinded on the basis that the price of the property was lower than its fair price.

The plaintiffs seek COP 65,000, The likelihood of recovering this amount is considered to be remote because the parties always intended to enter into a lease. On December 7, 2022, Bancolombia issued an answer to the lawsuit. Bancolombia has not recorded a provision for this matter.

Constitutional Public Interest Action - Carlos Julio Aguilar and other

In this proceeding, a constitutional public interest action was filed, in which the plaintiffs allege that due to the restructuring of Departamento del Valle´s financial obligations and its Performance Plan, the collective rights of the public administration and the public funds of the Departamento del Valle were breached. According to the Bank's defense arguments, the agreement was made in accordance with the law.

As of December 31, 2022, the procedure is at the evidentiary stage. The contingency is deemed to be possible. Bancolombia has not recorded a provision for this matter.

Fiscal Responsibility Proceeding – Contraloría Departamental de Cundinamarca v. GEHS, Bancolombia and other natural persons

The development of the Water Treatment Plant PTAR Chía I Delicias Sur from Municipio de Chía, Colombia, was outlined in a lease agreement signed on September 28, 2015. The price agreed was COP 19,000. The object of the agreement was the financing of the Project, as well as the optimization, design, and construction of the Water Treatment Plant PTAR Chía I Delicias Sur.

As of December 31, 2018, Bancolombia had anticipated certain payments to the Supplier of the Project. The Municipio de Chía´s Mayor Office, has claimed that irregularities have been found during the execution of the Project. Because of these allegations, the Contraloría de Cundinamarca began a proceeding of Fiscal Responsibility against GEHS Global Environment and Health Solutions de Colombia (Supplier), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luís Alejandro Prieto González (Municipio de Chía´s former Mayor and employees of the municipal administration), and Bancolombia S.A., on the basis of the alleged loss.

Bancolombia has alleged in its defense, among others arguments, that the Bank fully complied with its contractual obligations and that it is not responsible for the loss of the Municipality's resources. There is precedent form the Consejo de Estado and Corte Suprema de Justicia de Colombia supporting Bancolombia's position.

As of December 31, 2022, the judgment is in the final pleadings stage. Likelihood of the plaintiff succeeding is now considered remote. Bancolombia has not recorded a provision for this matter.

Remediation Plan for Santa Elena´s property

In 1987, Bancolombia (formerly Bank of Colombia) received a property located in Municipio de Cartagena, Colombia from the National Federation of Algodoneros. After the settlement was signed, soil contamination from pesticides and herbicides was found on the property. Bancolombia initiated a civil responsibility judicial procedure against the Federation alleging environmental contamination. On November 13, 2015, the final judgement was issued, and it was decided that the National Federation of Algodoneros was liable for environmental damages and that Bancolombia was not liable.

Despite not being liable for environmental damages, Bancolombia is subject to decontamination requirements with respect to the property. Bancolombia has carried out over the years various activities aimed at containing the environmental impact, as well as the social management of the communities neighboring the lot. These activities include, among others, the confinement of contaminating material, installation of monitoring wells, and execution of plans to reduce contamination levels.

On December 2022, the Autoridad Nacional de Licencias Ambientales de Colombia (ANLA) approved the extension of the Stage 1 diagnostical studies and the execution of Stage 2 Remediation, Contingencies and Social Support Plans. Although Bancolombia appealed the administrative act issued by the ANLA on the basis of technical issues, the execution stage of the Plan will begin in the first trimester of 2023.

Bancolombia has established a provision relating to this proceeding of COP 68,726.

FIDUCIARIA BANCOLOMBIA

Quinta Sur S.A.S.

In March 2022, Fiduciaria Bancolombia was notified of a lawsuit filed by Quinta Sur S.A.S. (in liquidation). According to the lawsuit, Quinta Sur seeks to be indemnified for damages as a result of the failure to transfer the resources to the plaintiff for the beginning of a housing construction project, under the terms agreed in the trust agreement.

Fiduciaria Bancolombia alleges that it has complied with the law and the contract, arguing that the property on which the housing project was to be constructed did not fulfill the contractual requirements. The plaintiff seeks COP 128,000.

As of December 31, 2022, the proceeding is still pending the initial hearing. The contingency is deemed to be possible. Fiduciaria Bancolombia has not recorded provision for this matter.

BANISTMO

Menelao Mora and Said Díaz

The plaintiffs seek compensation for material and moral damages, allegedly caused by Banistmo. On October 28, 2004, a criminal complaint was filed against Menelao Mora and Said Díaz, on the basis of alleged criminal acts in detriment of Banistmo related to the inadequate utilization of credit lines given to companies where the plaintiffs were representatives.

As of December 2022, a settlement agreement was entered into between the parties, terminating the legal disputes between the parties.

Constructora Tymsa S.A.

In October 2021, Banistmo and Banistmo Investment were notified of a lawsuit in which the plaintiff alleged fraudulent acts involving the sale of the plaintiff´s property. Constructora Tymsa alleges that the signatures and fingerprints in the public instrument of purchase and sale and in the mortgage in favor of Banistmo are false.

The plaintiff seeks USD 10,000, in addition to interests, costs and expenses. Banistmo and Banistmo Investment allege they are not liable for any intentional or negligent conduct in relation to the alleged fraudulent sale of the property. The contingency is deemed to be possible. Banistmo has not recorded a provision for this matter.

Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others

In April 2022, Banistmo was notified of a lawsuit filed by Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and others for USD 5,000.

The lawsuit was filed on the basis of a dispute between Ingrid Perscky and Jose Barbero (who used to be husband and wife) for the distribution of their assets. In 2017, Ms. Perscky, who had an authorized signature, ordered the cancelation of a fixed term deposit from Five Star and instructed that those funds be transferred to 3 accounts that belonged to persons related to her (for example, her children). Mr. Barbero contacted Banistmo and tried to reverse the instructions, however as it was not possible, Mr. Barbero filed criminal complaints against Ms. Perscky.

Banistmo has complied with banking law and has handled the information´s confidentiality according to the law and the contract. The plaintiffs seeks compensation for material and moral damages, alleging that Banistmo breached confidentiality and banking secret in detriment of the plaintiffs.

As of December 31, 2022, the evidence objection stage is pending. The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.

Deniss Rafael Pérez Perozo, Carlos Pérez Leal and others

Promotora Terramar (client of Banistmo, formerly HSBC Panamá) was paid USD 299, through Visa gift cards issued by a foreign bank. This payment was received as a partial payment of 2 apartments located in Panamá City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity by Promotora Terramar on June 3, 2008, when a monitoring alert was activated due to the high number of cards with the same BIN and bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held funds from Promotora Terramar´s accounts. Nevertheless, after further investigations the money was refunded.

On October 2013, the plaintiffs filed a claim for compensation of the material and moral damages caused, which according to their valuation amounts to USD 5,252,435. Banistmo alleges it has complied with the contractual terms outlined in the Affiliate Agreement and the statute of limitations deadline has lapsed , among other defenses.

As of December 31, 2022, commencement of the evidentiary stage is pending. The contingency is deemed to be remote. Banistmo has not recorded a provision for this matter.

DD&C, Carlos Pérez Leal and Others

In October 2022, Banistmo received a communication announcing the filing of a legal action in the Tribunal of First Instance of Kaloum in the Republic of Guinea.  This action was initiated by Inversiones DD&C, Carlos Perez Leal and other natural persons against the Central Bank of the Republic of Guinea (“BCRG”) and five international banks, including Banistmo.  The action seeks compensation for damages derived from alleged fraud involving six international transfers for a total USD 1,900, that Inversiones DD&C, who was a client of Banistmo at the time, ordered to be made to a bank account at the BCRG.

The parties who initiated the action are seeking USD 28,100, in “dommages matériels” (which are damages for alleged economic loss), as well as additional amounts in “dommages moraux” (which are damages for alleged non-economic loss, including alleged psychological suffering and moral anguish).

As of December 31, 2022, Banistmo has not yet appeared in the case.  It expects to appear for the first time at a hearing in February 2023, at which it expects to raise a number of arguments challenging the legality of the action and intends to assert that its conduct complied with the transfer instructions ordered by its then client and with all relevant contractual requirements.

Based on its current assessment of the claims, Banistmo has not recorded a provision for this matter.

BANCO AGRÍCOLA

Dirección General de Impuestos Internos of El Salvador

The authority on taxes of El Salvador, in accordance with the resolution of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and related penalties.

In 2021, the appeal presented by Banco Agrícola was decided. The Tribunal de Apelaciones de los Impuestos Internos y Aduanas (TAII) modified the Resolution issued by DGII, adjusted the rental tax to USD 6,341 and revoked the sanction. Banco Agrícola filed a lawsuit before the Contentious Administrative Tribunal seeking to overrule DGII´s and TAII´s previous decisions in relation to the tax’s payment. As of December 31, 2022, the initial hearing date is pending.

The contingency is deemed to be remote.  Banco Agrícola has not recorded a provision for this matter.

ARRENDADORA FINANCIERA S.A.

Cordal

Cordal filed a lawsuit against Arrendadora Financiera, seeking compensation for USD 6,454. According to the lawsuit, Cordal was the owner of a current account in Arrendadora Financiera (formerly Banco Capital S.A.) and it alleged that it´s funds were irregularly transferred to third parties. Arrendadora Financiera alleges Cordal´s account was liquidated before the acquisition of Banco Capital S.A. and, therefore, no funds were transferred.

The proceeding is at the evidentiary stage. The contingency is deemed to be remote. Arrendadora Financiera has not recorded a provision for this matter. A former employee of the plaintiff was convicted of aggravated theft in connection with the facts of this lawsuit.

BANCO AGROMERCANTIL

Delicarnes

Delicarnes S.A. acquired a mortgage credit with Banco Agromercantil and breached its obligation to pay, in accordance with the agreed terms. Therefore, Banco Agromercantil began a payment procedure against the company. Delicarnes counterclaimed and filed a lawsuit seeking damage and compensation for USD 69,956, alleging that there was no breach of any obligation and that Banco Agromercantil should not have filed the lawsuit against them.

The proceeding concluded, with a ruling in favor of Banco Agromercantil. The judgment is final.

Bapa Holdings Corp.

On September 20, 2022, a lawsuit against Banco Agromercantil was filed by Bapa Holdings Corp. The plaintiff alleges it invested USD 7,000, through a participation agreement with North Shore Development Company (NDSC) for the development of a housing project that was going to be built in a property, which was security for a loan given by Banco Agromercantil to NDSC, located in Roatan Island, Honduras. Bapa claims BAM caused damages due to its failure to provide information about NDSC´s financial situation and going through with the sale of the credit.

On October 24, 2022, BAM responded to the claim and filed exceptions alleging that it has no commercial relationship with Bapa, and the statute of limitations deadline expired

The contingency is deemed to be remote. Banco Agromercantil has not recorded a provision for this matter.

Superintendencia de Administración Tributaria (SAT)

The Superintendencia de Administración Tributaria (SAT) de Guatemala ordered a tax adjustment in the fiscal year 2014 of Banco Agromercantil´s rental tax declaration, duly paid by BAM, for a value of USD 13,583, (including tax and sanction).  Banco Agromercantil initiated legal proceedings against the decision adopted by de SAT, pleading that the tax discounts applied by the Bank were appropriate.

The judgment is pending. The contingency is deemed to be remote. Banco Agromercantil has not recorded a provision for this matter.